FI - Liabilities measured at fair value on recurring basis (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Liabilities
Due to banks	SFr 197	SFr 437
Customer deposits	3,511	3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,262	19,634
Obligation to return securities received as collateral	38,074	32,564
Trading liabilities	39,119	44,930
Short-term borrowings	11,019	4,061
Long-term debt	63,628	72,868
Other liabilities	8,624	9,493
Netting impact	(137,100)	(218,800)
Recurring basis
Liabilities
Due to banks	197	437
Customer deposits	3,511	3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,262	19,634
Obligation to return securities received as collateral	38,074	32,564
Trading liabilities	39,119	44,930
Trading liabilities, measured at net asset value per share	9	1
Short-term borrowings	11,019	4,061
Long-term debt	63,628	72,868
Other liabilities	8,624	9,493
Netting impact	(137,094)	(218,776)
Total liabilities at fair value	179,434	187,563
Total liabilities at fair value, measured at net asset value per share	9	1
Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	936	3,217
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	6,365	7,178
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	45,041	52,258
Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,282	2,945
Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	5,567	5,483
Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	863	1,759
Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	662	726
Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	1,378	1,039
Trading liabilities	9,301	7,963
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	5,854	4,921
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	726	377
Trading liabilities	3,348	2,783
Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	36,696	31,525
Trading liabilities	15,164	16,598
Trading liabilities, measured at net asset value per share	9	1
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	14,654	20,369
Netting impact	(136,861)	(217,762)
Recurring basis | Other liabilities
Liabilities
Netting impact	(233)	(1,014)
Level 1 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	36,697	31,325
Trading liabilities	23,108	26,148
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Total liabilities at fair value	59,805	57,473
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	0	0
Level 1 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	576	619
Trading liabilities	5,160	4,376
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	5,108	4,374
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0	1
Trading liabilities	12	0
Level 1 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	36,121	30,706
Trading liabilities	14,217	16,365
Level 1 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	3,731	5,407
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	1,254	2,946
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	8	18
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0	0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	2,468	2,442
Level 2 | Recurring basis
Liabilities
Due to banks	197	437
Customer deposits	3,056	3,166
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,262	19,634
Obligation to return securities received as collateral	1,331	1,169
Trading liabilities	149,637	232,806
Short-term borrowings	10,174	3,545
Long-term debt	51,127	59,453
Other liabilities	7,379	8,823
Total liabilities at fair value	238,163	329,033
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	936	3,217
Level 2 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	6,216	6,852
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	32,782	39,824
Level 2 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,221	2,311
Level 2 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	5,567	5,482
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	833	1,742
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	439	507
Level 2 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	802	419
Trading liabilities	4,139	3,564
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	746	547
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	726	375
Trading liabilities	3,334	2,760
Level 2 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	529	750
Trading liabilities	883	191
Level 2 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	144,615	229,051
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	80,534	126,422
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	35,707	71,006
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	7,982	8,350
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	19,459	22,219
Level 3 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	455	410
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	46	70
Trading liabilities	3,226	3,737
Short-term borrowings	845	516
Long-term debt	12,501	13,415
Other liabilities	1,478	1,684
Total liabilities at fair value	18,551	19,832
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	149	326
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	12,259	12,434
Level 3 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	61	634
Level 3 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0	1
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	30	17
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	223	219
Level 3 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	0	1
Trading liabilities	2	23
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0	1
Trading liabilities	2	23
Level 3 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	46	69
Trading liabilities	55	41
Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	3,169	3,673
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	317	538
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	100	150
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	898	851
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,301	1,181
Bank
Liabilities
Due to banks	197	445
Customer deposits	3,511	3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,262	19,634
Obligation to return securities received as collateral	38,074	32,564
Trading liabilities	39,132	44,952
Short-term borrowings	11,019	4,061
Long-term debt	62,622	71,970
Other liabilities	8,590	9,557
Netting impact	(137,400)	(219,000)
Bank | Recurring basis
Liabilities
Due to banks	197	445
Customer deposits	3,511	3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,262	19,634
Obligation to return securities received as collateral	38,074	32,564
Trading liabilities	39,132	44,952
Trading liabilities, measured at net asset value per share	9	1
Short-term borrowings	11,019	4,061
Long-term debt	62,622	71,970
Other liabilities	8,590	9,557
Netting impact	(137,408)	(219,059)
Total liabilities at fair value	178,407	186,759
Total liabilities at fair value, measured at net asset value per share	9	1
Bank | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	936	3,217
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	6,365	7,178
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	45,041	52,258
Bank | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,282	2,945
Bank | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	4,557	4,585
Bank | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	863	1,759
Bank | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	662	726
Bank | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	1,378	1,038
Trading liabilities	9,301	7,963
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	5,854	4,921
Bank | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	726	380
Trading liabilities	3,348	2,783
Bank | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	36,696	31,526
Trading liabilities	15,177	16,620
Trading liabilities, measured at net asset value per share	9	1
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	14,654	20,369
Netting impact	(137,175)	(218,045)
Bank | Recurring basis | Other liabilities
Liabilities
Netting impact	(233)	(1,014)
Bank | Level 1 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	36,697	31,325
Trading liabilities	23,121	26,170
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Total liabilities at fair value	59,818	57,495
Bank | Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	0	0
Bank | Level 1 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	576	619
Trading liabilities	5,160	4,376
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	5,108	4,374
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0	1
Trading liabilities	12	0
Bank | Level 1 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	36,121	30,706
Trading liabilities	14,230	16,387
Bank | Level 1 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	3,731	5,407
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	1,254	2,946
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	8	18
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0	0
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	2,468	2,442
Bank | Level 2 | Recurring basis
Liabilities
Due to banks	197	445
Customer deposits	3,056	3,166
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,262	19,634
Obligation to return securities received as collateral	1,331	1,169
Trading liabilities	149,951	233,089
Short-term borrowings	10,174	3,545
Long-term debt	50,121	58,555
Other liabilities	7,356	8,892
Total liabilities at fair value	237,448	328,495
Bank | Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	936	3,217
Bank | Level 2 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	6,216	6,852
Bank | Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	32,782	39,824
Bank | Level 2 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,221	2,311
Bank | Level 2 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	4,557	4,584
Bank | Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	833	1,742
Bank | Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	439	507
Bank | Level 2 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	802	418
Trading liabilities	4,139	3,564
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	746	547
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	726	378
Trading liabilities	3,334	2,760
Bank | Level 2 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	529	751
Trading liabilities	883	191
Bank | Level 2 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	144,929	229,334
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	80,290	126,298
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	35,707	71,017
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	7,982	8,350
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	20,017	22,687
Bank | Level 3 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	455	410
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	46	70
Trading liabilities	3,226	3,737
Short-term borrowings	845	516
Long-term debt	12,501	13,415
Other liabilities	1,467	1,679
Total liabilities at fair value	18,540	19,827
Bank | Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0	0
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	149	326
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	12,259	12,434
Bank | Level 3 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	61	634
Bank | Level 3 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0	1
Bank | Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	30	17
Bank | Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	223	219
Bank | Level 3 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	0	1
Trading liabilities	2	23
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0	1
Trading liabilities	2	23
Bank | Level 3 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	46	69
Trading liabilities	55	41
Bank | Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	3,169	3,673
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	317	538
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	100	150
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	898	851
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 1,301	SFr 1,181